Related Party Transactions (Details Narrative) - USD ($)																1 Months Ended	3 Months Ended		6 Months Ended		7 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 29, 2021	Dec. 29, 2021	Oct. 18, 2021	Sep. 15, 2021	May 28, 2021	Mar. 29, 2021	Feb. 07, 2021	Jan. 02, 2021	Dec. 31, 2020	Jul. 10, 2020	Jun. 03, 2020	Jun. 03, 2020	May 31, 2020	Feb. 13, 2019	May 31, 2021	Jun. 30, 2021	May 31, 2019	Jun. 30, 2022	Jun. 30, 2021	Nov. 23, 2018	Dec. 31, 2021	Dec. 31, 2020	May 05, 2022	Sep. 24, 2021	Jul. 26, 2021	Oct. 28, 2020
Issuance of common stock																							$ 75,000
Warrants term																											5 years
Warrants purchase	11,011,650																					11,011,650
Warrants exercise price	$ 0.10									$ 0.25												$ 0.10	$ 0.25				$ 0.25
Purchase price per share																										$ 0.13
Preferred stock, par value	0.001									$ 0.001									$ 0.001			$ 0.001	$ 0.001
Common stock issued for services																	$ 107,796			107,796		$ 133,755	$ 3,578,500
Stock option, call option, price per share																									$ 0.1023
Stock option, call option value																									$ 358,017
Share-based compensation																				107,796		$ 133,755	3,578,500
Series A Preferred Stock [Member]
Preferred stock, par value	10																		$ 10			$ 10
Series B Preferred Stock [Member]
Preferred stock, par value	$ 15																		$ 15			$ 15
Series B Preferred Stock [Member] | ISIAH International, LLC [Member] | Share Purchase Agreement [Member]
Issuance of common stock								$ 3,000,000
Number of shares issued, shares								200,000
Conversion of stock, shares issuable								20,000,000
Purchase price per share								$ 15
Preferred stock, par value								15
Conversion of stock conversion price per share								$ 0.15
Number of share purchase								200,000
Common Stock [Member]
Issuance of common stock																				$ 750		$ 750	$ 500
Number of shares issued, shares																				750,000		750,000	500,000
Common stock issued for services, shares																	580,678		262,066	580,678		954,260	7,781,000
Common stock issued for services																	$ 581		$ 262	$ 581		$ 955	$ 7,781
Isiah Thomas [Member]
Repayment of related party debt				$ 52,918	$ 130,610
Debt principal amount				50,000	125,000
Interest payable				$ 2,918	$ 5,610
Dr.Kenneth Perego II [Member]
Repayment of related party debt							$ 27,201
Debt principal amount							26,000
Interest payable							$ 1,201
Former Chief Executive Officer [Member]
Interest rate																					6.00%
Repayments of short term debt																					$ 514,141
Former Chief Executive Officer [Member] | Common Stock [Member]
Issuance of common stock																		$ 200,000
Number of shares issued, shares																		400,000
Dr Ken Perego [Member]
Common stock issued for services, shares														350,000
Common stock issued for services														$ 196,000
Number of options awarded during period, shares														350,000
Options exercise price, per share														$ 0.56
Options exercisable period														2 years
Stock option, volatility rate														302.00%
Stock option, call option, price per share														$ 0.5599
Stock option, call option value														$ 195,959
Share-based compensation																							102,056
Dr Ken Perego [Member] | Vesting Immediately [Member]
Number of options vested during period, shares														116,667
Dr Ken Perego [Member] | Vesting Quarterly Over Two Years [Member]
Number of options vested during period, shares														233,333
Dr Ken Perego [Member] | 2019 Stock Incentive Plan [Member]
Number of options awarded during period, shares									350,000
Options exercise price, per share									$ 0.13
Options exercisable period									10 years
Stock option, volatility rate									192.00%
Stock option, call option, price per share									$ 0.1170
Stock option, call option value									$ 40,943
Share-based compensation																						40,943
Dr Ken Perego [Member] | Series A Preferred Stock [Member]
Number of shares issued, shares											11,000
Proceeds from preferred stock											$ 110,000
Warrants term											5 years
Warrants purchase											50
Warrants exercise price											$ 0.25
Dr Ken Perego [Member] | Common Stock [Member]
Common stock issued for services, shares										750,000				350,000
Common stock issued for services										$ 90,000				$ 196,000
Chief Executive Officer, Isiah L. Thomas III [Member] | 2019 Stock Incentive Plan [Member]
Number of options awarded during period, shares									5,500,000				5,500,000
Options exercise price, per share									$ 0.13			$ 0.55	$ 0.55
Options exercisable period									10 years				10 years
Stock option, volatility rate									192.00%				301.00%
Stock option, call option, price per share									$ 0.1174			$ 0.5499	$ 0.5499
Stock option, call option value									$ 645,624			$ 3,024,689	$ 3,024,689
Share-based compensation																						410,853	1,206,933
Unamortized expenses																						234,771
Chief Executive Officer, Isiah L. Thomas III [Member] | 2019 Stock Incentive Plan [Member] | Eleven Quarters [Member]
Number of options vested during period, shares									250,000
Chief Executive Officer, Isiah L. Thomas III [Member] | 2019 Stock Incentive Plan [Member] | Vesting Immediately [Member]
Number of options vested during period, shares									2,750,000				1,500,000
Chief Executive Officer, Isiah L. Thomas III [Member] | 2019 Stock Incentive Plan [Member] | Vesting Quarterly [Member]
Number of options vested during period, shares									2,750,000
Chief Executive Officer, Isiah L. Thomas III [Member] | 2019 Stock Incentive Plan [Member] | 120 Days Following Issuance of Option [Member]
Number of options vested during period, shares													1,000,000
Chief Executive Officer, Isiah L. Thomas III [Member] | 2019 Stock Incentive Plan [Member] | Vesting Quarterly Over Three Years [Member]
Number of options vested during period, shares													3,000,000
Chief Executive Officer, Isiah L. Thomas III [Member] | Series B Preferred Stock [Member]
Number of shares issued, shares																3,334
Proceeds from preferred stock																$ 50,010
Purchase price per share																$ 15
Chief Executive Officer, Isiah L. Thomas III [Member] | Common Stock [Member]
Common stock issued for services, shares												500,000
Common stock issued for services												$ 275,000
Vahe Gabriel [Member] | 2019 Stock Incentive Plan [Member]
Number of options awarded during period, shares						1,000,000
Options exercise price, per share						$ 0.1782
Options exercisable period						10 years
Stock option, volatility rate						183.00%
Stock option, call option, price per share						$ 0.1719
Stock option, call option value						$ 171,949
Share-based compensation																						171,949
Vahe Gabriel [Member] | 2019 Stock Incentive Plan [Member] | Vesting Immediately [Member]
Number of options vested during period, shares						500,000
Vahe Gabriel [Member] | 2019 Stock Incentive Plan [Member] | Vesting Quarterly [Member]
Number of options vested during period, shares						500,000
Vahe Gabriel [Member] | 2019 Stock Incentive Plan [Member] | Over Two Quarters [Member]
Number of options vested during period, shares						250,000
Vahe Gabriel [Member] | Common Stock [Member]
Common stock issued for services, shares	673,582
Common stock issued for services	$ 55,234
Bruce Raben [Member]
Number of options awarded during period, shares														350,000
Options exercise price, per share														$ 0.56
Options exercisable period														2 years
Stock option, volatility rate														302.00%
Stock option, call option, price per share														$ 0.5599
Stock option, call option value														$ 195,959
Share-based compensation																							102,056
Bruce Raben [Member] | Vesting Immediately [Member]
Number of options vested during period, shares														116,667
Bruce Raben [Member] | Vesting Quarterly Over Two Years [Member]
Number of options vested during period, shares														233,333
Bruce Raben [Member] | 2019 Stock Incentive Plan [Member]
Number of options awarded during period, shares									475,000
Options exercise price, per share									$ 0.13
Options exercisable period									10 years
Stock option, volatility rate									192.00%
Stock option, call option, price per share									$ 0.1170
Stock option, call option value									$ 55,565
Share-based compensation																						55,565
Bruce Raben [Member] | Common Stock [Member]
Common stock issued for services, shares										750,000
Common stock issued for services										$ 90,000
Former Chief Executive Officer, Craig Ellins [Member] | Common Stock [Member]
Common stock issued for services, shares												2,000,000
Common stock issued for services												$ 1,100,000
Two Consultants [Member]
Number of options awarded during period, shares														100,000
Options exercise price, per share														$ 0.56
Stock option, volatility rate														302.00%
Stock option, call option, price per share														$ 0.5599
Stock option, call option value														$ 55,994
Share-based compensation																						$ 12,100	25,760
Two Consultants [Member] | Vesting Immediately [Member]
Number of options vested during period, shares														33,333
Two Consultants [Member] | Vesting Quarterly Over Three Years [Member]
Number of options vested during period, shares														66,667
Six Consultants and Employees [Member]
Number of options awarded during period, shares														1,900,000
Options exercise price, per share														$ 0.56
Stock option, volatility rate														302.00%
Stock option, call option, price per share														$ 0.5599
Stock option, call option value														$ 1,063,879
Share-based compensation																							458,058
Six Consultants and Employees [Member] | Vesting Immediately [Member]
Number of options vested during period, shares														633,333
Six Consultants and Employees [Member] | Vesting Quarterly Over Three Years [Member]
Number of options vested during period, shares														1,266,667
Six Consultants and Employees [Member] | Vesting Quarterly Over Two Years [Member]
Number of options vested during period, shares														233,333
Unsecured Promissory Note [Member] | Kenneth Perego [Member]
Due to related parties, current		$ 200,000	$ 200,000
Debt instrument maturity date			Jan. 01, 2024
Interest rate		8.00%	8.00%
Unsecured Promissory Note [Member] | Dr.Kenneth Perego II [Member]
Debt instrument maturity date		Jan. 01, 2024
Interest rate		8.00%	8.00%																					6.00%
Debt principal amount		$ 200,000	$ 200,000																					$ 20,000
Promissory Note [Member] | Former Chief Executive Officer [Member]
Interest rate															6.00%
Debt principal amount															$ 307,141
Issuance of common stock																							$ 200,000
Number of shares issued, shares																							400,000
Promissory Notes [Member] | Minimum [Member]
Proceeds from private offering															5,000,000
Promissory Notes [Member] | Former Chief Executive Officer [Member]
Debt principal amount															307,141
Interest payable															$ 13,791